UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23027
JOHN HANCOCK COLLATERAL TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended June 30, 2024:
John Hancock Collateral Trust

John Hancock Collateral Trust
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Collateral Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/collateral-trust. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Collateral Trust	$5	0.10%
Fund Statistics
Fund net assets	$1,945,627,192
Total number of portfolio holdings	127
Weighted Average Maturity	47 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Commercial paper	27.8%
U.S. Government	27.0%
Corporate interest-bearing obligations	16.4%
Time deposits	8.4%
Certificate of deposit	7.8%
Repurchase agreement	7.6%
U.S. Government Agency	4.7%
Other assets and liabilities, net	0.3%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's registration statement. For more information, please refer to the "Risks" section of the registration statement.
Availability of Additional Information
At jhinvestments.com/collateral-trust, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
315SA
6/24
8/24

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended June 30, 2024 for the following fund:

John Hancock Collateral Trust

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Collateral Trust
Fixed income
June 30, 2024

John Hancock
Collateral Trust

2	Fund’s investments
6	Financial statements
9	Financial highlights
10	Notes to financial statements
14	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK COLLATERAL TRUST |

Fund’s investments
AS OF 6-30-24 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 27.8%				$541,054,180
(Cost $541,736,186)
Archer-Daniels-Midland Company	08-26-24	5.484	1,700,000	1,684,734
Atlantic Asset Securitization LLC	07-12-24 to 09-19-24	5.334 to 5.544	91,300,000	90,589,885
Barclays Bank PLC	07-10-24 to 09-03-24	5.322 to 5.811	3,345,000	3,290,860
Barclays Capital, Inc.	08-16-24	5.954	5,000,000	4,963,487
Canadian Imperial Bank of Commerce	07-01-24 to 07-09-24	5.386 to 5.423	75,000,000	74,931,160
Cargill, Inc.	07-01-24	5.376	90,000,000	89,960,250
Chariot Funding LLC	07-23-24	5.455	4,500,000	4,483,215
Gotham Funding Corp.	08-12-24	5.461	8,100,000	8,045,376
Jupiter Securitization Company LLC	07-30-24	5.430	5,110,000	5,085,560
Long Island Power Authority	07-09-24 to 09-19-24	5.435 to 5.526	16,000,000	15,998,709
Macquarie Bank, Ltd.	07-31-24 to 04-10-25	5.451 to 5.565	11,250,000	10,826,304
MUFG Bank, Ltd.	07-11-24 to 09-16-24	5.340 to 5.572	22,300,000	22,065,566
Old Line Funding LLC	07-23-24 to 09-24-24	5.414 to 5.486	70,000,000	69,223,024
Pfizer, Inc.	08-30-24	5.373	12,400,000	12,283,883
Province of British Columbia	07-10-24	5.403	1,625,000	1,622,128
Royal Bank of Canada	10-16-24	5.834	5,000,000	4,918,014
Salt River Project Agricultural Improvement & Power District	07-01-24 to 09-24-24	5.479 to 5.599	53,100,000	52,518,557
Sanofi SA	09-06-24	5.481	11,100,000	10,984,817
The Home Depot, Inc.	07-24-24 to 08-05-24	5.476 to 5.506	44,000,000	43,795,393
Thunder Bay Funding LLC	11-20-24	5.543	5,000,000	4,892,542
Trinity Health Corp.	09-19-24	5.430	7,000,000	6,913,856

University of California	07-16-24	5.478	2,000,000	1,976,860
U.S. Government 27.0%				$525,197,411
(Cost $525,126,912)
U.S. Treasury Bill	07-02-24 to 03-20-25	5.164 to 5.373	296,000,000	293,156,457

U.S. Treasury Note (3 month USBMMY + 0.037%) (A)	07-31-24	5.442	70,000,000	69,985,945
U.S. Treasury Note (3 month USBMMY + 0.140%) (A)	10-31-24	5.527	125,000,000	125,044,008
U.S. Treasury Note (3 month USBMMY + 0.200%) (A)	01-31-25	5.557	2,000,000	2,001,843

U.S. Treasury Note (3 month USBMMY + 0.125%) (A)	07-31-25	5.587	35,000,000	35,009,158
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK COLLATERAL TRUST	2

	Maturity date	Yield (%)	Par value^	Value

Corporate interest-bearing obligations 16.4%				$319,081,812
(Cost $319,105,737)
Apple, Inc.	05-11-25	5.310	1,459,000	1,408,045

Bank of Montreal (Overnight SOFR + 0.380%) (A)	01-08-25	5.799	20,000,000	20,000,000
Bank of Montreal (SOFR Compounded Index + 0.320%) (A)	07-09-24	6.003	827,000	827,018
Bank of Montreal	07-09-24 to 12-12-24	5.415 to 5.918	44,379,000	44,270,897
Canadian Imperial Bank of Commerce	04-28-25	5.585	5,000,000	4,984,424
Children’s Hospital Medical Center	07-10-24 to 07-24-24	5.495 to 5.526	21,000,000	21,000,000
JP Morgan Securities LLC (Overnight SOFR + 0.350%) (A)(B)	02-25-25	5.768	25,000,000	25,004,323
Mitsubishi UFJ Financial Group, Inc.	07-18-24 to 02-25-25	5.539 to 5.557	29,433,000	28,922,687
Old Line Funding LLC (Overnight SOFR + 0.380%) (A)(B)	12-27-24	5.799	25,000,000	25,000,000
PNC Bank NA	08-27-24	5.454	1,350,000	1,343,362
Royal Bank of Canada (SOFR Compounded Index + 0.360%) (A)	07-29-24	6.011	3,393,000	3,393,475
Royal Bank of Canada	07-16-24 to 02-18-25	5.023 to 5.805	21,288,000	21,240,650
Sumitomo Mitsui Trust Bank, Ltd. (B)	09-16-24	5.518	1,340,000	1,325,901
The Bank of Nova Scotia (Overnight SOFR + 0.380%) (A)	07-31-24	5.527	5,000,000	5,000,450
The Bank of Nova Scotia (Overnight SOFR + 0.460%) (A)	01-10-25	5.777	1,000,000	1,000,825
The Bank of Nova Scotia	12-06-24 to 02-03-25	5.166 to 5.249	5,590,000	5,553,303
The Goldman Sachs Group, Inc. (Overnight SOFR + 0.486%) (A)	10-21-24	6.190	22,305,000	22,307,454
The Goldman Sachs Group, Inc. (Overnight SOFR + 0.505%) (A)	09-10-24	6.271	24,884,000	24,884,000
The Toronto-Dominion Bank	09-10-24	5.512	4,275,000	4,233,814
Toyota Motor Credit Corp. (Overnight SOFR + 0.290%) (A)	09-13-24	5.859	345,000	345,089
Toyota Motor Credit Corp. (Overnight SOFR + 0.520%) (A)	08-22-24	5.870	8,161,000	8,164,919
Toyota Motor Credit Corp. (Overnight SOFR + 0.550%) (A)	10-16-24	5.878	19,845,000	19,871,323
3	JOHN HANCOCK COLLATERAL TRUST |	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

Toyota Motor Credit Corp.	09-13-24 to 04-01-25	5.199 to 5.314	23,772,000	$23,484,499
UBS AG (Overnight SOFR + 0.450%) (A)(B)	08-09-24	5.566	5,000,000	5,000,600

Westpac Banking Corp.	02-19-25	5.314	525,000	514,754
Time deposits 8.4%				$164,000,000
(Cost $164,000,000)
ANZ Banking Group	07-01-24	5.394	95,000,000	95,000,000

Royal Bank of Canada	07-01-24	5.374	69,000,000	69,000,000
Certificate of deposit 7.8%				$151,593,416
(Cost $151,579,081)
Barclays Bank PLC	08-16-24 to 04-08-25	5.559 to 6.091	40,000,000	39,998,910

BNP Paribas SA	08-06-24 to 10-17-24	5.424 to 6.077	25,000,000	25,005,397
Canadian Imperial Bank of Commerce	10-24-24 to 04-09-25	5.507 to 5.594	15,000,000	14,999,043
Mitsubishi UFJ Trust & Banking Corp. (Overnight SOFR + 0.330%) (A)	02-28-25	5.746	10,000,000	10,005,043
The Bank of Nova Scotia	10-18-24	6.077	5,000,000	5,005,132

The Toronto-Dominion Bank	07-05-24 to 04-25-25	5.479 to 5.775	56,575,000	56,579,891
U.S. Government Agency 4.7%				$90,548,232
(Cost $90,531,990)
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.200%) (A)	04-04-25	5.612	10,000,000	10,008,845

Federal Farm Credit Bank (Overnight SOFR + 0.060%) (A)	10-08-24	5.476	224,000	224,029
Federal Farm Credit Bank (Overnight SOFR + 0.140%) (A)	11-07-24	5.553	4,000,000	4,002,126
Federal Farm Credit Bank (Overnight SOFR + 0.180%) (A)	03-20-25	5.592	5,000,000	5,004,159
Federal Farm Credit Bank (Prime rate - 2.980%) (A)	01-09-25	5.595	7,000,000	7,002,647
Federal Farm Credit Bank (Overnight SOFR + 0.200%) (A)	12-05-24	5.612	3,000,000	3,002,627
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.070%) (A)	09-16-24 to 10-04-24	5.475 to 5.545	27,975,000	27,976,178
Federal Home Loan Bank (Overnight SOFR + 0.005%) (A)	08-26-24	5.419	12,000,000	12,000,489
Federal Home Loan Bank (Overnight SOFR + 0.150%) (A)	01-30-25	5.563	5,000,000	5,002,994
Federal Home Loan Bank	07-08-24 to 01-22-25	4.769 to 5.430	14,970,000	14,824,304
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK COLLATERAL TRUST	4

	Maturity date	Yield (%)	Par value^	Value

Federal National Mortgage Association	07-02-24	5.350	1,500,000	$1,499,834

	Par value^	Value
Repurchase agreement 7.6%		$147,843,933
(Cost $147,843,933)
Repurchase Agreement with State Street Corp. dated 6-28-24 at 2.630% to be repurchased at $9,846,090 on 7-1-24, collateralized by $9,983,300 U.S. Treasury Notes, 2.125% due 7-31-24 (valued at $10,040,827)	9,843,933	9,843,933
Repurchase Agreement with State Street Corp. dated 6-28-24 at 5.290% to be repurchased at $138,060,835 on 7-1-24, collateralized by $149,774,200 U.S. Treasury Notes, 0.250% due 10-31-25 (valued at $140,760,044)	138,000,000	138,000,000

Total investments (Cost $1,939,923,839) 99.7%		$1,939,318,984
Other assets and liabilities, net 0.3%		6,308,208
Total net assets 100.0%		$1,945,627,192

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 6-30-24, the aggregate cost of investments for federal income tax purposes was $1,939,923,839. Net unrealized depreciation aggregated to $604,855, of which $229,504 related to gross unrealized appreciation and $834,359 related to gross unrealized depreciation.
5	JOHN HANCOCK COLLATERAL TRUST |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,939,923,839)	$1,939,318,984
Interest receivable	9,537,304
Other assets	138,430
Total assets	1,948,994,718
Liabilities
Distributions payable	3,069,359
Payable to affiliates
Administrative services fees	84,928
Transfer agent fees	4,858
Trustees’ fees	4,241
Other liabilities and accrued expenses	204,140
Total liabilities	3,367,526
Net assets	$1,945,627,192
Net assets consist of
Paid-in capital	$1,946,290,902
Total distributable earnings (loss)	(663,710)
Net assets	$1,945,627,192

Net asset value per share
Based on 194,624,616 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$10.00
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Collateral Trust	6

STATEMENT OF OPERATIONS For the six months ended 6-30-24 (unaudited)

Investment income
Interest	$59,959,387
Expenses
Investment management fees	5,372,909
Administrative services fees	238,845
Transfer agent fees	29,858
Trustees’ fees	25,135
Custodian fees	90,452
Printing and postage	15,691
Professional fees	160,044
Other	47,181
Total expenses	5,980,115
Less expense reductions	(4,897,246)
Net expenses	1,082,869
Net investment income	58,876,518
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(72,027)
(72,027)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(677,872)
(677,872)
Net realized and unrealized loss	(749,899)
Increase in net assets from operations	$58,126,619
7	JOHN HANCOCK Collateral Trust |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$58,876,518	$144,545,297
Net realized loss	(72,027)	(3,757)
Change in net unrealized appreciation (depreciation)	(677,872)	1,269,489
Increase in net assets resulting from operations	58,126,619	145,811,029
Distributions to shareholders
From earnings	(58,874,323)	(144,545,297)
Total distributions	(58,874,323)	(144,545,297)
Fund share transactions
Shares issued	16,789,255,409	41,736,059,851
Distributions reinvested	38,319,844	94,927,864
Repurchased	(17,226,152,979)	(42,583,568,405)
Total from fund share transactions	(398,577,726)	(752,580,690)
Total decrease	(399,325,430)	(751,314,958)
Net assets
Beginning of period	2,344,952,622	3,096,267,580
End of period	$1,945,627,192	$2,344,952,622
Share activity
Shares outstanding
Beginning of period	234,490,603	309,746,148
Shares issued	1,679,055,679	4,174,925,111
Distributions reinvested	3,832,652	9,496,015
Shares repurchased	(1,722,754,318)	(4,259,676,671)
End of period	194,624,616	234,490,603
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Collateral Trust	8

Financial highlights
Period ended	6-30-24[1]	12-31-23	12-31-22	12-31-21	12-31-20	12-31-19
Per share operating performance
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.01	$10.01	$10.00
Net investment income[2]	0.27	0.51	0.21	0.01	0.06	0.23
Net realized and unrealized gain (loss) on investments	—[3]	—[3]	(0.04)	(0.01)	—[3]	0.01
Total from investment operations	0.27	0.51	0.17	0.00	0.06	0.24
Less distributions
From net investment income	(0.27)	(0.51)	(0.17)	(0.01)	(0.06)	(0.23)
From net realized gain	—	—	—	—[3]	—	—
Total distributions	(0.27)	(0.51)	(0.17)	(0.01)	(0.06)	(0.23)
Net asset value, end of period	$10.00	$10.00	$10.00	$10.00	$10.01	$10.01
Total return (%)[4]	2.67[5]	5.26	1.64	0.04	0.64	2.43
Ratios and supplemental data
Net assets, end of period (in millions)	$1,946	$2,345	$3,096	$1,257	$1,152	$2,270
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55[6]	0.54	0.54	0.55	0.54	0.53
Expenses including reductions	0.10[6]	0.09	0.09	0.10	0.09	0.08
Net investment income	5.41[6]	5.09	2.11	0.05	0.64	2.28
Portfolio turnover (%)	—[7]	—[7]	—[7]	21[8]	96[8]	106[8]

[1]	Six months ended 6-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Effective November 19, 2021, the fund converted to an institutional prime money market fund, and therefore, portfolio turnover is no longer required.
[8]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
9	JOHN HANCOCK Collateral Trust |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). The fund is a privately offered 1940 Act registered institutional prime money market fund and beneficial interests of the fund are not registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Investment Management LLC, the fund’s investment advisor (the Advisor), or its affiliates. The fund serves primarily as an investment vehicle for cash received as collateral by affiliated funds for participation in securities lending. The fund also serves as an investment vehicle for an overnight cash sweep for affiliated funds. The fund has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions in the event that fund’s weekly liquid assets fall below certain thresholds. This is subject to a determination by fund’s Board that such a liquidity fee or redemption gate is in the fund’s best interest.
The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities that, at the time of investment, are "eligible securities" as defined by Rule 2a-7 under the 1940 Act. The fund’s net asset value (NAV) varies daily.
In accordance with Rule 2a-7, the fund is designated as an institutional prime money market fund and is required to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000). Because the share price of the fund will fluctuate, when a shareholder sells its shares, they may be worth more or less than what the shareholder originally paid for them.
At its meeting held on June 25-27, 2024, the Board of Trustees of the Trust approved a conversion of the fund from an institutional prime money market fund to a government money market fund that will continue to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000), effective on or about September 27, 2024.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
| JOHN HANCOCK Collateral Trust	10

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2024, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
11	JOHN HANCOCK Collateral Trust |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended June 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended June 30, 2024 were $4,789.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2023, the fund has a short-term capital loss carryforward of $96,307 available to offset future net realized capital gains. This carryforward does not expire.
As of December 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2023.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
| JOHN HANCOCK Collateral Trust	12

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund’s average net assets and (b) 0.480% of the fund’s average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive its management fee by 0.45% of the fund’s average net assets. The expense waiver will remain in effect until April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.
The expense reductions described above amounted to $4,897,246 for the six months ended June 30, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in the future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2024, were equivalent to a net annual effective rate of 0.04% of the fund’s average daily net assets.
Administrative services fees. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These administrative services fees incurred, for the six months ended June 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$42,800,000	1	5.805%	$6,902
Note 5—New rule issuance
On July 12, 2023, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules and forms related to money market funds that will affect the manner in which the fund and other money market funds operate. The amendments increase the required minimum level of liquid assets for money market funds, remove the ability to impose redemption gates, and require certain money market funds to impose liquidity fees under certain circumstances. The amendments are effective on October 2, 2023, with staggered compliance dates for various provisions in the rule. The Advisor is compliant with all amendments that are effective to date and amendments that will become effective after the date of these financial statements are not anticipated to be applicable.
13	JOHN HANCOCK Collateral Trust |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Collateral Trust (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the fund under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the fund and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different
| JOHN HANCOCK COLLATERAL TRUST	14

factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.  The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
15	JOHN HANCOCK COLLATERAL TRUST |

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three- and five-year periods ended December 31, 2023 and performed in-line with the benchmark for the one-year period ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, three-, and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index  for the three- and five-year periods and to the peer group median for the one-, three-, and five-year periods. The Board concluded that the fund’s performance has generally outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted the fund’s net management fees and net total expenses are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall Out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
| JOHN HANCOCK COLLATERAL TRUST	16

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(f)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(g)	noted that affiliates of the Advisor provide transfer agency services and placement services to the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which the fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of the fund shareholders, the Board:
(a)	considered that the Advisor has agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses;
(b)	reviewed the fund’s advisory fee structure and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board noted that if the fund’s assets increase over time, the fund may realize other economies of scale.Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
17	JOHN HANCOCK COLLATERAL TRUST |

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third- party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
| JOHN HANCOCK COLLATERAL TRUST	18

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund’s performance has generally outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor and not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
19	JOHN HANCOCK COLLATERAL TRUST |

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Disciplined Value Emerging Markets Equity
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a registration statement.
315SA 6/24
8/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	August 27, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	August 27, 2024